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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0675 Expires: December 31, 2024 Estimated average burden hours per response 19.307

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

☐	Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_____________to _____________

Date of Report (Date of earliest event reported) ______________________

Commission File Number of securitizer: ______________________

Central Index Key Number of securitizer: ______________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☑	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000945394

SVC ABS LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable):    ________________

Brian E. Donley, (617) 964-8389

Name and telephone number, including area code, of the person to contact in connection with this filing

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Disclosures under Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits 99.1 and 99.2 to this Form ABS-15G.

Exhibits

99.1	Independent Accountants' Report on Applying Agreed-Upon Procedures, dated January 26, 2023, of Deloitte & Touche LLP.

99.2	Independent Accountants' Report on Applying Agreed-Upon Procedures, dated January 26, 2023, of Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Service Properties Trust	(Securitizer, Depositor or Underwriter) Date

1/27/2023

/s/ Brian E. Donley	(Signature)
Name: Brian E. Donley
Title: Chief Financial Officer and Treasurer